                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6567

                     Van Kampen Municipal Opportunity Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/08

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                  COUPON   MATURITY       VALUE
-------   -----------                                  ------   --------   -------------
          MUNICIPAL BONDS 193.2%
          ALABAMA 5.2%
$ 1,000   Alabama Bldg Renovation Fin
             Auth Rev Rfdg (AMBAC Insd).............   5.625%   09/01/24   $   1,051,350
  4,000   Birmingham Baptist Med Ctr AL
             Spl Care Fac Fin Auth Rev
             Baptist Hlth Sys Inc Ser A.............   5.000    11/15/30       3,647,280
  1,600   Huntsville Redstone Vlg, AL Spl
             Care Fac Fin Auth Redstone Vlg
             Proj...................................   5.500    01/01/43       1,415,952
  1,000   Jefferson Cnty, AL Ltd Oblig Sch
             Wt Ser A...............................   5.000    01/01/24       1,039,630
  2,255   Marshall Cnty, AL Hlthcare Ser C..........   6.000    01/01/32       2,343,644
      5   Mobile, AL Indl Dev Brd Solid
             Waste Disp Rev Mobile Energy
             Svc Co Proj Rfdg.......................   6.950    01/01/20             465
  2,000   Montgomery Cnty, AL Pub Bldg
             Auth Rev Wt Fac Proj (MBIA
             Insd)..................................   5.000    03/01/31       2,063,640
 14,850   University of AL at Birmingham
             Hosp Rev Ser A (MBIA Insd).............   5.000    09/01/41      14,936,872
                                                                           -------------
                                                                              26,498,833
                                                                           -------------
          ALASKA 0.5%
  3,000   Northern Tob Sec Corp AK Tob
             Settlement Rev Asset Bkd Ser
             A......................................   5.000    06/01/46       2,526,300
                                                                           -------------
          ARIZONA 4.6%
  1,425   Arizona Cap Fac Fin Corp Student
             Hsg Rev AZ St Univ Proj................   6.250    09/01/32       1,453,457
  3,000   Goodyear, AZ Mcdowell Rd Coml
             Corridor Impt Dist Impt (AMBAC
             Insd)..................................   5.250    01/01/32       3,058,710
  1,500   Maricopa Cnty, AZ Stad Dist Rfdg
             (AMBAC Insd)...........................   5.375    06/01/19       1,623,075
  2,100   Pima Cnty, AZ Indl Dev Auth
             Global Wtr Resh LLC Proj
             (AMT)..................................   6.550    12/01/37       2,054,808

    370   Pima Cnty, AZ Indl Dev Auth Indl
             Rev Lease Oblig Irvington Proj
             Tucson Rfdg Ser A (FSA Insd)...........   7.250    07/15/10         382,029
  1,000   Salt Verde Fin Corp Gas Rev AZ
             Sr.....................................   5.250    12/01/20       1,041,410
 14,840   University of AZ Med Ctr Corp.............   5.000    07/01/35      14,209,894
                                                                           -------------
                                                                              23,823,383
                                                                           -------------
          CALIFORNIA 18.5%
    625   Aliso Viejo, CA Cmnty Fac Dist
             Spl Tax No 2005-01 Glenwood
             at Aliso...............................   6.000    09/01/38         626,544
  2,630   Anaheim, CA Pub Fin Auth Lease
             Rev Cap Apprec Sub Pub Impt
             Proj Ser C (FSA Insd)..................       *    09/01/20       1,543,573
  2,400   Bay Area Govt Assn CA Rev Tax
             Alloc CA Redev Pool Ser A
             (XLCA Insd)............................   5.250    09/01/29       2,441,952
  1,050   California Cnty, CA Tob Sec Agy
             Asset Bkd Merced Cnty Rfdg
             Ser A..................................   5.125    06/01/38         924,252
  2,000   California Cnty, CA Tob Sec Agy
             Asset Bkd Sonoma Cnty Corp
             Rfdg...................................   5.125    06/01/38       1,760,480
  1,750   California Cnty, CA Tob Sec Agy
             Asset Bkd Sonoma Cnty Corp
             Rfdg...................................   5.250    06/01/45       1,551,637
  1,800   California Hlth Fac Fin Auth Rev
             Kaiser Permanente Ser A................   5.000    04/01/37       1,775,394
  4,200   California Hsg Fin Agy Rev
             Home Mtg Ser G (AMT) (a)...............   4.950    08/01/23       4,209,723
  2,800   California Hsg Fin Agy Rev
             Home Mtg Ser G (AMT) (a)...............   5.050    02/01/29       2,806,482
  2,000   California Pollutn Ctl Fin Auth
             Solid Waste Disp Rev Waste
             Mgmt Inc Proj Ser B (AMT)..............   5.000    07/01/27       1,856,720
     15   California Rural Home Mtg Fin
             Auth Single Family Mtg Rev Ser
             C (GNMA Collateralized)
             (AMT)..................................   7.800    02/01/28          15,334
  3,500   California St Pub Wk Brd Lease
             Rev Dept Corrections Ser C.............   5.250    06/01/28       3,540,915
  2,000   California St Pub Wk Brd Lease

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
             Rev Dept Mental Hlth Coalinga
             Ser A..................................   5.000    06/01/25       2,011,180
    420   California State (AMBAC Insd).............   5.125    10/01/27         424,024
  7,000   California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A.............................   5.000    07/01/39       6,386,730
  7,750   California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A.............................   5.250    07/01/30       7,545,555
  5,000   California Statewide Cmnty Dev
             Auth Rev Hlth Fac Adventist
             Hlth Ser A.............................   5.000    03/01/30       4,956,900
  3,000   California Statewide Cmnty Dev
             Auth Rev Hlth Fac Adventist
             Hlth Ser A.............................   5.000    03/01/35       2,919,570
  3,600   California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B..................................   5.000    03/01/41       3,536,928
  5,200   California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B..................................   5.250    03/01/45       5,226,936
  1,000   California Statewide Cmnty Front
             Porch Cmnty & Svc Ser A (c)............   5.125    04/01/37         935,440
    410   Daly City, CA Hsg Dev Fin Agy
             Mobile Home Pk Rev Rfdg Third
             Tier Franciscan Ser C..................   6.500    12/15/47         389,635
  5,000   Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg............       *    01/15/25       1,893,450
  4,000   Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Conv Cap Apprec
             Sr Lien Ser A (b)......................   7.050    01/01/10       4,354,240
  5,000   Golden St Tob Sec Corp CA Tob
             Settlement Ser A-1.....................   5.750    06/01/47       4,793,400
  2,200   Quechan Indian Tribe Ft Yuma
             Indian Reservation CA & Govt
             Proj...................................   7.000    12/01/27       2,201,276
  3,500   Rancho Mirage, CA Jt Pwrs
             Eisenhower Med Ctr
             Ser A..................................   5.000    07/01/47       3,397,870
  2,400   Tobacco Sec Auth Northn CA Tob
             Settlement Rev Asset Bkd Ser
             A-1....................................   5.375    06/01/38       2,192,952
  1,600   Tobacco Sec Auth Northn CA Tob

             Settlement Rev Asset Bkd Ser
             A-1....................................   5.500    06/01/45       1,471,216
   6,000  Tobacco Sec Auth Southn CA
             Tob Settlement Ser A-1.................   5.000    06/01/37       5,172,360
  12,000  Tobacco Sec Auth Southn CA
             Tob Settlement Ser A-1.................   5.125    06/01/46      10,406,520
   1,600  Turlock, CA Hlth Fac Rev Ctf
             Partn Emanuel Med Ctr Inc..............   5.375    10/15/34       1,468,544
                                                                           -------------
                                                                              94,737,732
                                                                           -------------
          COLORADO 4.2%
    500   Colorado Hlth Fac Auth Hlth &
             Residential Care Fac Volunteers
             of Amer Care Ser A.....................   5.250    07/01/27         448,070
    375   Colorado Hlth Fac Auth Hlth &
             Residential Care Fac Volunteers
             of Amer Care Ser A.....................   5.300    07/01/37         328,436
  3,000   Colorado Hlth Fac Auth Rev
             Catholic Hlth Initiatives Ser
             A (b)..................................   5.500    03/01/32       3,216,930
  2,500   Colorado Hlth Fac Auth Rev
             Covenant Retirement Cmnty
             Inc....................................   5.000    12/01/35       2,214,225
  3,700   Colorado Hlth Fac Auth Rev
             Evangelical Lutheran...................   5.000    06/01/35       3,537,866
  1,000   Colorado Hlth Fac Auth Rev Hosp
             Portercare Adventist Hlth
             (Prerefunded @ 11/15/11)...............   6.500    11/15/31       1,151,030
    645   Colorado Hsg Fin Auth
             Multi-Family Hsg Ins Mtg Ser
             B-2 (FHA Gtd) (AMT)....................   5.800    10/01/28         650,257
     41   Colorado Hsg Fin Auth Single
             Family Pgm Sr Ser A-2 (AMT)............   7.250    05/01/27          42,539
     15   Colorado Hsg Fin Auth Single
             Family Pgm Sr Ser C-1 (AMT)............   7.550    11/01/27          15,300
    530   Highlands Ranch Metro Dist No 2
             CO (FSA Insd) (b)......................   6.500    06/15/11         598,847
    470   Highlands Ranch Metro Dist No 2
             CO (FSA Insd)..........................   6.500    06/15/11         531,382
    955   Montezuma Cnty, CO Hosp Dist
             Hlth Fac Enterprise Hosp Rfdg..........   5.900    10/01/37         898,541
  1,500   Park Creek Metro Dist CO Rev Sr
             Ltd Tax Ppty Rfdg......................   5.500    12/01/37       1,456,035
  1,500   Salida, CO Hosp Dist Rev..................   5.250    10/01/36       1,284,195

  3,500   Southlands Metro Dist No 1 CO
             Rfdg & Impt (Radian Insd)..............   5.250    12/01/34       3,507,735
  1,500   University of CO Hosp Auth Rev
             Ser A..................................   5.250    11/15/39       1,438,410
                                                                           -------------
                                                                              21,319,798
                                                                           -------------
          CONNECTICUT 1.9%
    750   Connecticut St Dev Auth Solid
             Waste Disp Fac Rev PSEG
             Pwr LLC Proj Ser A (AMT)...............   5.750    11/01/37         757,830
  6,500   Connecticut St Spl Oblig Pkg Rev
             Bradley Intl Arpt Ser A (ACA
             Insd) (AMT)............................   6.600    07/01/24       6,406,140
  1,000   Hartford, CT Pkg Sys Rev Ser A
             (Prerefunded @ 7/01/10)................   6.400    07/01/20       1,093,220
  1,575   Mashantucket West Pequot Tribe
             CT Spl Rev Ser A (c)...................   5.500    09/01/36       1,477,066
                                                                           -------------
                                                                               9,734,256
                                                                           -------------
          DISTRICT OF COLUMBIA 2.3%
  2,500   District Columbia Rev Gonzaga
             College (FSA Insd).....................   5.250    07/01/32       2,655,250
  8,850   Metropolitan Washington DC Arpt Auth
             Sys Ser A (FGIC Insd) (AMT)............   5.250    10/01/32       8,936,819
                                                                           -------------
                                                                              11,592,069
                                                                           -------------
          FLORIDA 7.4%
  1,000   Alachua Cnty, FL Indl Dev Rev
             North FL Retirement Vlg................   5.875    11/15/36         946,530
    500   Alachua Cnty, FL Indl Dev Rev
             North FL Retirement Vlg................   5.875    11/15/42         470,245
    375   Beacon Lakes, FL Cmnty Dev FL
             Spl Assmt Ser A........................   6.000    05/01/38         331,249
    250   Beacon Lakes, FL Cmnty Dev FL
             Spl Assmt Sub Ser B....................   6.200    05/01/38         221,975
  1,250   Brevard Cnty, FL Hlth Fac Auth
             Residential Care Fac Rev Buena
             Vida Estates Inc.......................   6.750    01/01/37       1,261,550
    460   Escambia Cnty, FL Hlth Auth Rev
             FL Hlthcare Fac Ln VHA Pgm
             (AMBAC Insd)...........................   5.950    07/01/20         484,012
  2,500   Highlands Cnty, FL Hlth Fac Auth
             Rev Hosp Adventist Hlth Sys
             Ser C..................................   5.250    11/15/36       2,527,850
  1,000   Highlands Cnty, FL Hlth Fac Auth

             Rev Hosp Adventist Hlth Sys
             Ser D..................................   5.000    11/15/35         985,150
    800   Highlands, FL Cmnty Dev Dist Spl
             Assmt..................................   5.550    05/01/36         653,312
  1,000   Lakeland, FL Hosp Sys Rev
             Lakeland Regl Hlth Sys
             (Prerefunded @ 11/15/12)...............   5.500    11/15/32       1,134,130
  2,100   Miami-Dade Cnty, FL Aviation
             Miami Intl Arpt (FGIC
             Insd) (AMT)............................   5.375    10/01/27       2,136,456
  2,500   Miami-Dade Cnty, FL Aviation
             Miami Intl Arpt (FGIC Insd)
             (AMT)..................................   5.375    10/01/32       2,530,850
    600   Midtown Miami, FL Cmnty Dev
             FL Spl Assmt Rev Ser A.................   6.000    05/01/24         573,282
  2,160   North Broward, FL Hosp Dist Rev
             Impt (Prerefunded @ 1/15/11)...........   6.000    01/15/31       2,392,956
    215   North Broward, FL Hosp Dist Rev
             Impt (Prerefunded @ 1/15/11)...........   6.000    01/15/31         238,383
  1,400   Orange Cnty, FL Hlth Fac Auth
             Rev First Mtg Orlando Lutheran
             Tower..................................   5.500    07/01/32       1,262,842
    550   Overoaks, FL Cmnty Dev Dist
             Cap Impt Rev Ser A.....................   6.125    05/01/35         497,634
  1,000   Palm Beach Cnty, FL Hlth Fac
             Auth Rev Waterford Proj................   5.875    11/15/37         990,870
  5,500   Port St Lucie, FL Spl Assmt Rev
             Southwest Annexation Dist 1-B
             (MBIA Insd)............................   5.000    07/01/40       5,438,785
    500   Reunion East Cmnty Dev Dist FL
             Spl Assmt..............................   5.800    05/01/36         430,035
    750   Seminole Tribe, FL Spl Oblig Rev
             Ser A (c)..............................   5.750    10/01/22         761,880
    900   Seven Oaks, FL Cmnty Dev Dist II
             Spl Assmt Rev Ser A....................   5.875    05/01/35         779,868
  7,510   South Miami, FL Health Fac Auth
             Hosp Rev Baptist Health So FL
             Grp (a)................................   5.000    08/15/32       7,494,058
  1,750   South Vlg Cmnty Dev Dist FL Cap
             Impt Rev Ser A.........................   5.700    05/01/35       1,489,023
  2,100   Tolomato Cmnty Dev Dist FL Spl
             Assmt..................................   6.650    05/01/40       2,073,624
                                                                           -------------
                                                                              38,106,549
                                                                           -------------

          GEORGIA 3.7%
  1,000   Atlanta, GA Arpt Rev Ser B (FGIC
             Insd) (AMT)............................   5.625    01/01/30       1,029,860
  1,053   Fulton Cnty, GA Lease Rev
             (Acquired 12/23/94,
             Cost $1,052,972) (e)...................   7.250    06/15/10       1,081,509
  7,000   Georgia Muni Elec Auth Pwr Rev
             Ser A (MBIA Insd)......................   6.500    01/01/20       8,940,960
  3,770   Monroe Cnty, GA Dev Auth
             Pollutn Ctl Rev Oglethorpe Pwr
             Corp Scherer Ser A.....................   6.800    01/01/12       4,237,367
  2,500   Municipal Elec Auth GA
             Combustion Turbine Proj Ser A
             (MBIA Insd)............................   5.250    11/01/21       2,653,800
  1,000   Oconee Cnty, GA Indl Dev Auth
             Rev Oiit Proj (XLCA Insd)..............   5.250    07/01/25       1,021,920
                                                                           -------------
                                                                              18,965,416
                                                                           -------------
          IDAHO 0.2%
    845   Idaho Hlth Fac Auth Rev Vly Vista
             Care Corp Rfdg.........................   6.125    11/15/27         831,117
                                                                           -------------
          ILLINOIS 16.0%
  1,250   Bartlett, IL Tax Increment Rev
             Rfdg Sr Lien Quarry Redev
             Proj...................................   5.600    01/01/23       1,246,800
  3,750   Bolingbrook, IL Cap Apprec Ser B
             (MBIA Insd)............................       *    01/01/30       1,137,600
  3,150   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser A
             (MBIA Insd) (AMT)......................   5.375    01/01/32       3,188,619
 10,900   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Ser A
             (MBIA Insd) (a)........................   5.250    01/01/24      11,260,326
 10,000   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Ser A
             (MBIA Insd) (a)........................   5.250    01/01/25      10,330,575
  6,000   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Ser A
             (MBIA Insd) (a)........................   5.250    01/01/26       6,198,345
    615   Chicago, IL Pk Dist Ser C (FGIC
             Insd)..................................   5.500    01/01/19         658,874
      5   Chicago, IL Single Family Mtg Rev
             Ser A (GNMA Collateralized)

             (AMT)..................................   7.000    09/01/27           5,165
  4,500   Cook Cnty, IL Cap Impt Ser A
             (FGIC Insd)............................   5.000    11/15/23       4,650,165
  1,000   Illinois Fin Auth Rev IL Fin Auth
             Roosevelt Univ.........................   5.500    04/01/37         999,190
  6,000   Illinois Fin Auth Rev Northwestern
             Mem Hosp Ser A (Prerefunded
             @ 8/15/14).............................   5.500    08/15/43       6,918,420
  3,000   Illinois Fin Auth Rev Osf Hlthcare
             Sys Ser A..............................   5.750    11/15/37       3,050,220
  2,300   Illinois Fin Auth Rev Rfdg
             Christian Homes Inc Ser A..............   5.750    05/15/26       2,171,867
  5,500   Illinois Fin Auth Rev Sherman Hlth
             Sys Ser 2007-A.........................   5.500    08/01/37       5,417,115
  1,250   Metropolitan Pier & Expo Auth IL
             Dedicated St Tax Rev
             McCormick Pl Expn Proj Ser A
             (FGIC Insd)............................   5.375    12/15/18       1,309,475
  2,000   Metropolitan Pier & Expo Auth IL
             Dedicated St Tax Rev
             McCormick Pl Expn Proj Ser A
             (FGIC Insd)............................   5.500    12/15/24       2,086,820
  6,000   Metropolitan Pier & Expo Auth IL
             Dedicated St Tax Rev
             McCormick Pl Expn Ser A
             (MBIA Insd)............................   5.250    06/15/42       6,156,180
  3,000   Pekin, IL Mtg Rev United Auto
             Workers Inc Proj Ser A (GNMA
             Collateralized)........................   5.250    05/20/34       3,032,940
  5,000   Regional Tran Auth IL Ser B
             (AMBAC Insd)...........................   8.000    06/01/17       6,647,950
  5,000   University IL Univ Rev Aux Sys
             Fac Rfdg Ser A (AMBAC Insd)............   5.000    04/01/30       5,062,400
    475   Will-Kankakee Regl Dev Auth IL
             Multi-Family Hsg Rev Sr Estates
             Supportive Living (AMT)................   7.000    12/01/42         475,503
                                                                           -------------
                                                                              82,004,549
                                                                           -------------
          INDIANA 4.2%
  1,000   Allen Cnty, IN Juvenile Just Ctr
             First Mtg (AMBAC Insd).................   5.500    01/01/18       1,085,710
  1,000   Indiana Hlth & Ed Fac Fin Cmnty
             Fndtn Northwest IN.....................   5.500    03/01/37         942,660
  2,000   Indiana Hlth Fac Fin Auth Hosp

             Rev Columbus Regl Hosp Rfdg
             (FSA Insd).............................   7.000    08/15/15       2,328,440
  5,000   Indiana Muni Pwr Agy Pwr Supply
             Sys Rev Ser A (MBIA Insd)..............   5.000    01/01/42       5,051,750
  2,500   Indiana St Dev Fin Auth Rev
             Exempt Fac Conv Rfdg (AMT).............   5.950    08/01/30       2,529,750
 10,000   Indiana St Hsg & Cmnty Dev Auth
             Single Family Mtg Rev Ser
             D-1 (GNMA Collateralized)
             (AMT) (a)..............................   4.625    07/01/38       8,974,969
    500   Vigo Cnty, IN Hosp Auth Rev
             Union Hosp Inc (c).....................   5.750    09/01/42         472,475
                                                                           -------------
                                                                              21,385,754
                                                                           -------------
          IOWA 1.4%
  1,890   Des Moines, IA Pub Pkg Sys Rev
             Ser A (FGIC Insd) (f)..................   5.750    06/01/17       2,016,687
    500   Jefferson Cnty, IA Hosp Rev
             Jefferson Cnty Hosp Proj Ser
             C......................................   5.950    08/01/37         474,315
    325   Sibley, IA Hlthcare Fac Rev
             Osceola Cmnty Hosp Proj................   6.000    12/01/37         314,892
  2,500   Tobacco Settlement Auth IA Rev
             Asset Bkd Ser C........................   5.500    06/01/42       2,303,550
  2,500   Tobacco Settlement Auth IA Rev
             Asset Bkd Ser C........................   5.625    06/01/46       2,343,775
                                                                           -------------
                                                                               7,453,219
                                                                           -------------
          KANSAS 0.9%
  1,250   Labette Cnty, KS Hosp Rev Impt
             Rfdg Ser A.............................   5.750    09/01/29       1,246,100
  1,600   Manhattan, KS Hlthcare Fac Rev
             Meadowlark Hills Retirement Ser
             A......................................   5.000    05/15/24       1,453,568
  1,600   Manhattan, KS Hlthcare Fac Rev
             Meadowlark Hills Retirement Ser
             A......................................   5.000    05/15/36       1,375,536
    375   Manhattan, KS Hlthcare Fac Rev
             Meadowlark Hills Retirement Ser
             B......................................   5.125    05/15/37         324,881
                                                                           -------------
                                                                               4,400,085
                                                                           -------------

          KENTUCKY 2.4%
    300   Kentucky Hsg Corp Hsg Rev Ser
             F (FNMA Collateralized) (AMT)..........   5.450    01/01/32         302,652
  7,785   Louisville & Jefferson Cntys, KY
             Metro Govt Hlth Sys Rev Norton
             Hlthcare Inc (a).......................   5.250    10/01/36       7,722,762
  4,500   Louisville & Jefferson Cntys, KY
             Metro Govt Indl Bldg Rev
             Sisters of Mercy Cincinnati............   5.000    10/01/35       4,391,010
                                                                           -------------
                                                                              12,416,424
                                                                           -------------
          LOUISIANA 3.6%
  5,000   Lafayette, LA Util Rev (MBIA Insd)........   5.250    11/01/23       5,296,400
  1,000   Lakeshore Vlgs Master Cmnty
             Dev Dist LA Spl Assmt..................   5.250    07/01/17         908,730
     60   Louisiana Hsg Fin Agy Mtg Rev
             Single Family Access Pgm Ser
             B (GNMA Collateralized)
             (AMT)..................................   8.000    03/01/25          61,378
  1,940   Louisiana Hsg Fin Agy Rev Azalea
             Estates Rfdg Ser A (GNMA
             Collateralized) (AMT)..................   5.375    10/20/39       1,954,434
  3,000   Louisiana St Energy & Pwr Auth
             Pwr Proj Rev Rfdg (FSA Insd)...........   5.750    01/01/12       3,334,890
  7,000   Louisiana St Gas & Fuels Tax Rev
             Ser A (FGIC Insd) (a)..................   5.000    05/01/41       7,039,410
                                                                           -------------
                                                                              18,595,242
                                                                           -------------
          MARYLAND 2.6%
  2,000   Baltimore, MD Convention Ctr
             Hotel Rev Sr Ser A (XLCA Insd).........   5.250    09/01/24       2,003,320
    775   Gaithersburg, MD Econ Dev Rev
             Asbury MD Oblig Group A................   5.125    01/01/36         717,642
  2,900   Maryland St Cmnty Dev Admin
             Dev Ser H (AMT)........................   5.100    09/01/37       2,862,793
  2,050   Maryland St Econ Dev Corp
             Student Hsg Rev Univ MD
             College Pk Proj Rfdg
             (Prerefunded @ 06/01/13)...............   5.625    06/01/35       2,345,897
  2,000   Maryland St Hlth & Higher Ed Fac
             Auth Rev Medstar Hlth Rfdg.............   5.375    08/15/24       2,045,260
  2,750   Maryland St Hlth & Higher Ed Fac
             Auth Rev Mercy Med Ctr Ser A...........   5.500    07/01/42       2,715,543
    600   Prince Georges Cnty, MD Spl

             Oblig Natl Harbor Proj.................   5.200    07/01/34         526,350
                                                                           -------------
                                                                              13,216,805
                                                                           -------------
          MASSACHUSETTS 4.1%
  3,955   Massachusetts Bay Trans Auth
             Gen Trans Sys Rfdg Ser A...............   5.500    03/01/12       4,208,476
    400   Massachusetts St Dev Fin Agy
             Linden Ponds Inc Fac Ser A.............   5.750    11/15/35         370,036
    475   Massachusetts St Dev Fin Agy
             Linden Ponds Inc Fac Ser
             A......................................   5.750    11/15/42         431,181
  4,800   Massachusetts St Dev Fin Agy
             Rev College Pharmacy & Allied
             Hlth Ser D (AGL Insd)..................   5.000    07/01/35       4,905,696
  3,000   Massachusetts St Dev Fin Agy
             Semass Sys Ser A (MBIA
             Insd)..................................   5.625    01/01/16       3,305,040
    965   Massachusetts St Hlth & Ed Fac
             Auth Rev Partn Hlthcare Sys
            Ser C (Prerefunded @ 7/01/11)...........   5.750    07/01/32       1,076,438
     35   Massachusetts St Hlth & Ed Fac
             Auth Rev Partn Hlthcare Sys
             Ser C..................................   5.750    07/01/32          37,202
    965   Massachusetts St Hlth & Ed Fac
             Auth Rev Saint Mem Med Ctr
             Ser A..................................   6.000    10/01/23         965,376
  6,050   Massachusetts St Hlth & Ed Fac
             Auth Rev Univ MA Mem Issue
             Ser D..................................   5.000    07/01/33       5,533,996
                                                                           -------------
                                                                              20,833,441
                                                                           -------------
          MICHIGAN 1.3%
  3,000   Kent Hosp Fin Auth MI Rev Metro
             Hosp Proj Ser A........................   6.250    07/01/40       3,141,870
  3,750   Michigan Tob Settlement Fin Auth
             Tob Settlement Asset Sr Ser A..........   6.000    06/01/48       3,690,825
                                                                           -------------
                                                                               6,832,695
                                                                           -------------
          MINNESOTA 2.8%
     10   Chaska, MN Elec Rev Ser A.................   6.100    10/01/30          10,532
    990   Chaska, MN Elec Rev Ser A
             (Prerefunded @ 10/01/10)...............   6.100    10/01/30       1,081,486
    425   Chisago, MN Hlthcare Fac Rev
             CDL Homes LLC Proj.....................   6.000    08/01/42         420,720
  1,000   Meeker Cnty, MN Gross Rev

             Hosp Fac Mem Hosp Proj.................   5.750    11/01/27         983,680
    175   North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks...................................   6.000    10/01/27         175,236
    550   North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks...................................   6.000    10/01/33         542,157
    175   North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks...................................   6.125    10/01/39         174,134
  1,800   Saint Paul, MN Hsg & Redev Auth
             Hlthcare Fac Rev Hlthpartners
             Oblig Grp Proj.........................   5.250    05/15/36       1,729,422
  2,200   Saint Paul, MN Hsg & Redev Auth
             Hosp Rev Hlth East Proj................   6.000    11/15/30       2,217,446
  2,900   Saint Paul, MN Hsg & Redev Auth
             Hosp Rev Hlth East Proj................   6.000    11/15/35       2,914,906
  3,875   Saint Paul, MN Port Auth Lease
             Rev Office Bldg at Cedar Str (f).......   5.250    12/01/19       4,269,553
                                                                           -------------
                                                                              14,519,272
                                                                           -------------
          MISSOURI 4.4%
  1,800   Cape Girardeau Cnty, MO Indl
             Dev Auth Hlthcare Fac Rev
             Southeast MO Hosp Assoc
             (Prerefunded @ 6/01/12)................   5.500    06/01/22       2,003,796
    350   Cape Girardeau Cnty, MO Indl
             Southeast MO Hosp Assoc................   5.500    06/01/22         355,015
  1,000   Cass Cnty, MO Hosp Rev....................   5.625    05/01/38         977,170
    850   Maryland Heights, MO Tax
             Increment Rev South Heights
             Redev Proj Rfdg Ser A..................   5.500    09/01/18         853,001
  1,375   Missouri St Hlth & Ed Fac Auth
             Rev Sr Living Fac Lutheran Ser
             A......................................   5.375    02/01/35       1,379,771
  3,000   Sikeston, MO Elec Rev Rfdg
             (MBIA Insd)............................   6.200    06/01/10       3,133,380
  5,500   Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield
             Branson Arpt Ser B (AMBAC
             Insd) (AMT) (a)........................   4.550    07/01/29       4,982,890
  6,650   Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield
             Branson Arpt Ser B (AMBAC

             Insd) (AMT) (a)........................   4.600    07/01/36       6,024,768
    615   St Louis Cnty, MO Indl Dev Auth
             Sr Living Fac Rev St Andrews
             Res For Sr Ser A.......................   6.375    12/01/30         616,267
  1,450   St Louis Cnty, MO Indl Dev Auth
             Sr Living Fac Rev St Andrews
             Res For Sr Ser A.......................   6.375    12/01/41       1,445,839
    575   St Louis, MO Indl Dev Auth Tax
             Increment & Cmnty Impt Dist
             Rfdg Loughborough Com
             Redev..................................   5.750    11/01/27         570,584
                                                                           -------------
                                                                              22,342,481
                                                                           -------------
          NEBRASKA 2.8%
  5,000   Omaha, NE Pub Pwr Dist Elec
             Rev Sys Ser A..........................   5.000    02/01/39       5,105,150
  9,175   Omaha, NE Pub Pwr Dist Elec
             Rev Sys Ser AA (FGIC
             Insd) (a)..............................   4.500    02/01/34       9,281,054
                                                                           -------------
                                                                              14,386,204
                                                                           -------------
          NEVADA 2.6%
  6,000   Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj Ser A
             (AMBAC Insd) (AMT).....................   5.250    07/01/34       6,028,920
  2,800   Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj Ser A
             (FGIC Insd) (AMT)......................   4.750    09/01/36       2,653,280
  4,750   Reno, NV Hosp Rev Renown
             Regl Med Ctr Proj Ser A (a)............   5.250    06/01/37       4,655,466
                                                                           -------------
                                                                              13,337,666
                                                                           -------------
          NEW HAMPSHIRE 0.4%
  1,155   New Hampshire Hlth & Ed Fac
             Auth Rev Derryfield Sch................   7.000    07/01/30       1,209,216
  1,000   New Hampshire St Bus Fin Auth
             Wtr Fac Rev Pennichuck
             Wtrwks Inc (AMBAC Insd)
             (AMT)..................................   6.300    05/01/22       1,021,650
                                                                           -------------
                                                                               2,230,866
                                                                           -------------
          NEW JERSEY 17.6%
    375   Burlington Cnty, NJ Bridge Commn
             Econ Dev Rev The Evergreens
             Proj...................................   5.625    01/01/38         351,349
  2,700   New Jersey Econ Dev Auth Rev

             Cig Tax................................   5.750    06/15/29       2,690,901
  3,025   New Jersey Econ Dev Auth Rev
             Cig Tax................................   5.750    06/15/34       3,014,987
 30,000   New Jersey Econ Dev Auth St
             Contract Econ Recovery (MBIA
             Insd)..................................   5.900    03/15/21      35,682,600
  8,000   New Jersey Econ Dev Auth Wtr
             Fac Rev NJ Amer Wtr Co Inc
             Proj Ser A (FGIC Insd) (AMT)...........   6.875    11/01/34       8,136,320
  2,400   New Jersey Hlthcare Fac Fin Auth
             Rev Holy Name Hosp.....................   5.000    07/01/36       2,191,512
  1,350   New Jersey Hlthcare Fac Fin Auth
             Rev St Peters Univ Hosp Oblig..........   5.750    07/01/37       1,362,028
 42,750   Tobacco Settlement Fin Corp NJ
             Ser 1A (a).............................   5.000    06/01/41      36,829,308
                                                                           -------------
                                                                              90,259,005
                                                                           -------------
          NEW MEXICO 0.7%
  2,020   University NM Univ Rev Sub Lien
             Rfdg Ser A (f).........................   5.250    06/01/20       2,181,560
  1,125   University NM Univ Rev Sub Lien
             Rfdg Ser A.............................   5.250    06/01/21       1,214,977
                                                                           -------------
                                                                               3,396,537
                                                                           -------------
          NEW YORK 12.1%
 11,000   New York City Hsg Dev Corp
             Multi-Family Rent Hsg Rev
             Progress of Peoples Dev Ser B
             (FNMA Collateralized) (AMT)............   4.950    05/15/36      10,697,280
  1,255   New York City Indl Dev Civic
             YMCA Gtr NY Proj.......................   5.800    08/01/16       1,310,986
  2,325   New York City Indl Dev Agy
             Rev Liberty 7 World Trade Ctr
             Proj Ser B.............................   6.750    03/01/15       2,426,440
  2,525   New York St Dorm Auth Lease
             Rev Muni Hlth Fac Impt Pgm
             Ser A (FSA Insd).......................   5.500    05/15/25       2,579,515
  1,625   New York St Dorm Auth Lease
             Rev St Univ Dorm Fac Ser A
             (Prerefunded @ 7/01/10)................   6.000    07/01/14       1,782,300
  3,100   New York St Dorm Auth Rev City
             Univ Sys Cons Ser A....................   5.625    07/01/16       3,522,344
  2,600   New York St Dorm Auth Rev Cons
             City Univ Sys Second Gen Ser
             A......................................   5.750    07/01/13       2,855,736

  2,040   New York St Dorm Auth Rev Secd
             Hosp Gen Hosp Rfdg.....................   5.750    02/15/18       2,251,324
    775   New York St Dorm Auth Rev Ser
             B......................................   7.500    05/15/11         858,607
    650   New York St Dorm Auth Rev Ser
             B (Prerefunded @ 5/15/10)..............   7.500    05/15/11         706,322
    320   New York St Dorm Auth Rev St
             Supported Debt Mental Hlth Ser
             B (f)..................................   5.750    08/15/11         323,654
  5,000   New York St Dorm Auth Rev St
             Univ Ed Fac Ser A......................   5.500    05/15/08       5,049,100
  1,500   New York St Dorm Auth Rev
             Upstate Cmnty Colleges Ser B...........   5.250    07/01/20       1,621,890
  1,000   New York St Dorm Auth Rev
             Upstate Cmnty Colleges Ser B...........   5.250    07/01/21       1,074,780
    985   New York St Mtg Agy Rev
             Homeowner Mtg Ser 82 (AMT).............   5.650    04/01/30       1,041,963
  3,535   New York St Mtg Agy Rev
             Ser 101 (AMT)..........................   5.400    04/01/32       3,566,249
 15,000   Port Auth NY & NJ Cons Ser
             144 (a)................................   5.000    10/01/35      15,494,326
  4,000   Port Auth NY & NJ Spl Oblig Rev
             Spl Proj JFK Intl Arpt Terminal 6
             (MBIA Insd) (AMT)......................   5.750    12/01/22       4,085,200
    575   Seneca Nation Indians Cap Impt
             Auth NY Spl Oblig Ser A (c)............   5.000    12/01/23         529,679
                                                                           -------------
                                                                              61,777,695
                                                                           -------------
          NORTH CAROLINA 8.1%
  1,500   North Carolina Eastn Muni Pwr
             Agy Pwr Sys Rev Ser D..................   6.700    01/01/19       1,582,290
 10,880   North Carolina Med Care Commn
             Hlth Sys Rev Mission Hlth
             Combined Group (a).....................   5.000    10/01/36      10,891,642
  1,000   North Carolina Med Care Commn
             Retirement Fac Rev First Mtg
             Southminster Proj Ser A................   5.750    10/01/37         979,700
 22,000   North Carolina Muni Pwr Agy No 1
             Catawba Elec Rev Rfdg (MBIA
             Insd)..................................   6.000    01/01/12      24,632,740
  3,000   North Carolina Muni Pwr Agy Ser
             A (MBIA Insd)..........................   5.250    01/01/19       3,217,650
                                                                           -------------
                                                                              41,304,022
                                                                           -------------

          NORTH DAKOTA 0.2%
    565   North Dakota St Hsg Fin Agy Rev
             Hsg Fin Pgm Home Mtg Fin Ser
             B (MBIA Insd) (AMT)....................   5.500    07/01/29         577,131
    240   North Dakota St Hsg Fin Agy Ser
             C (AMT)................................   5.550    07/01/29         242,539
                                                                           -------------
                                                                                 819,670
                                                                           -------------
          OHIO 2.7%
  6,600   Buckeye OH Tob Settlement Fin
             Auth Asset Bkd Sr Turbo Ser
             A-2....................................   5.750    06/01/34       6,361,212
  1,000   Cleveland, OH Muni Sch Dist
             (FSA Insd).............................   5.250    12/01/24       1,087,750
    400   Cuyahoga Cnty, OH Hlthcare &
             Indpt Living Fac Rev Eliza
             Jennings Sr Care Ser A.................   5.750    05/15/27         380,728
  1,500   Cuyahoga Cnty, OH Hosp Fac
             Rev Canton Inc Proj....................   7.500    01/01/30       1,622,340
  2,450   Lorain Cnty, OH Hosp Rev
             Catholic Hlthcare Impt & Rfdg
             Ser A..................................   5.250    10/01/33       2,487,583
  2,000   Lorain Cnty, OH Hosp Rev
             Catholic Hlthcare......................   5.375    10/01/30       2,039,480
                                                                           -------------
                                                                              13,979,093
                                                                           -------------
          OKLAHOMA 3.2%
  1,375   Chickasaw Nation OK Hlth
             Sys (c)................................   6.250    12/01/32       1,417,419
  3,410   Jenks, OK Aquarium Auth Rev
             Rfdg (MBIA Insd) (f)...................   5.250    07/01/24       3,642,494
  1,475   Jenks, OK Aquarium Auth Rev
             Rfdg (MBIA Insd).......................   5.250    07/01/33       1,548,352
  3,970   McAlester, OK Pub Wk Auth Util
             Cap Apprec (FSA Insd)..................       *    02/01/34       1,116,245
  2,250   Oklahoma City, OK Pub Ppty Auth
             Hotel Tax Rev (FGIC Insd)..............   5.250    10/01/29       2,352,307
  1,065   Oklahoma Dev Fin Auth Lease
             Rev OK Council Law
             Enforcement (MBIA Insd) (f)............   5.500    06/01/17       1,170,478
  1,120   Oklahoma Dev Fin Auth Lease
             Rev OK Council Law
             Enforcement (MBIA Insd) (f)............   5.500    06/01/18       1,215,614
  1,185   Oklahoma Dev Fin Auth Lease

             Rev OK Council Law
             Enforcement (MBIA Insd) (f)............   5.500    06/01/19       1,286,163
  2,250   Tulsa Cnty, OK Pub Fac Auth
             Cap Impt Rev (AMBAC Insd)
             (Prerefunded @ 11/01/09)...............   6.250    11/01/22       2,452,703
                                                                           -------------
                                                                              16,201,775
                                                                           -------------
          OREGON 2.1%
  5,000   Oregon Hlth Sciences Univ Insd
             Ser A (MBIA Insd)......................   5.250    07/01/22       5,290,000
  5,000   Oregon St Dept Admin Rfdg Ser
             C (MBIA Insd)..........................   5.250    11/01/18       5,357,800
                                                                           -------------
                                                                              10,647,800
                                                                           -------------
          PENNSYLVANIA 7.3%
    875   Montgomery Cnty, PA Indl Dev
             Auth Rev Mtg Whitemarsh Cont
             Care...................................   6.250    02/01/35         872,734
    950   Pennsylvania Econ Dev Fin Auth
             Exempt Fac Rev Reliant Energy
             Ser B (AMT)............................   6.750    12/01/36         973,674
 16,755   Pennsylvania St Pub Sch Bldg
             Auth Lease Rev Sch Dist
             Ser B (a)..............................   4.500    06/01/32      16,717,793
 10,165   Philadelphia, PA Hosp & Higher
             Ed Fac Auth Hosp Rev
             Childrens Hosp Ser A (a)...............   4.500    07/01/37       9,873,482
  3,000   Susquehanna Area Regl Arpt
             Auth PA Arpt Sys Rev Ser A
             (AMBAC Insd) (AMT).....................   5.375    01/01/21       3,106,350
  5,415   Susquehanna Area Regl Arpt
             Auth PA Ser A (AMBAC Insd)
             (AMT) (f)..............................   5.375    01/01/22       5,587,468
                                                                           -------------
                                                                              37,131,501
                                                                           -------------
          SOUTH CAROLINA 5.2%
  2,500   Charleston Ed Excellence Fin
             Corp SC Rev Charleston
             Cnty Sch Dist (a)......................   5.250    12/01/25       2,596,138
  7,500   Charleston Ed Excellence Fin
             Corp SC Rev Charleston
             Cnty Sch Dist (a)......................   5.250    12/01/26       7,788,412
  2,000   Laurens Cnty, SC Sch Dist No 55
             Installment Pur Rev....................   5.250    12/01/30       1,951,780
  1,000   South Carolina Jobs Econ Dev

             Auth Hlth Fac Rev First Mtg
             Wesley Com Rfdg........................   5.300    10/01/36         868,590
  1,840   South Carolina Jobs Econ Dev
             Auth Hosp Fac Rev Palmetto
             Hlth Alliance Rfdg Ser A...............   6.250    08/01/31       1,904,290
  5,000   South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj Ser A (AMBAC Insd)................   5.200    11/01/27       5,224,800
  3,750   South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj Ser B (AMBAC Insd)
             (AMT)..................................   5.450    11/01/32       3,843,675
    725   South Carolina Jobs Econ Dev
             Auth Rev Woodlands at Furman
             Proj Ser A.............................   6.000    11/15/27         710,942
  1,650   South Carolina Jobs Econ First
             Mtg Lutheran Homes Rfdg................   5.375    05/01/21       1,562,979
                                                                           -------------
                                                                              26,451,606
                                                                           -------------
          SOUTH DAKOTA 2.2%
  1,375   Deadwood, SD Ctf Partn (ACA
             Insd)..................................   6.375    11/01/20       1,454,241
  8,060   South Dakota Hsg Dev Auth
             Homeownership Mtg Ser E
             (a)....................................   4.625    05/01/36       7,371,675
  2,500   South Dakota St Hlth & Ed Fac
             Auth Rev Sioux Vly Hosp & Hlth
             Sys A..................................   5.250    11/01/34       2,527,375
                                                                           -------------
                                                                              11,353,291
                                                                           -------------
          TENNESSEE 2.6%
  1,750   Chattanooga, TN Hlth Ed & Hsg
             Fac Brd Rev CDFI Phase I LLC
             Proj Rfdg Ser A........................   5.125    10/01/35       1,582,507
  2,000   Elizabethton, TN Hlth & Ed Fac
             Brd Rev Impt Hosp First Mtg
             Rfdg Ser B (Prerefunded @
             7/01/12)...............................   8.000    07/01/33       2,477,960
  1,500   Elizabethton, TN Hlth & Ed Fac
             Brd Rev Rfdg Impt Hosp Ser B
             (MBIA Insd) (Prerefunded @
             7/01/12)...............................   7.750    07/01/29       1,760,685
  1,000   Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg Mtn St
             Hlth Rfdg Ser A (MBIA Insd)

             (Prerefunded @ 7/01/12)................   7.500    07/01/25       1,179,000
  5,000   Tennessee Energy Acquisition
             Corp Gas Rev Ser A.....................   5.250    09/01/21       5,167,850
  1,000   Tennessee Energy Acquisition
             Corp Gas Rev Ser A.....................   5.250    09/01/24       1,006,020
                                                                           -------------
                                                                              13,174,022
                                                                           -------------
          TEXAS 16.5%
  2,350   Austin, TX Ctf Oblig (MBIA
             Insd) (f)..............................   5.375    09/01/20       2,543,828
    755   Dallas Cnty, TX Flood Ctl Dist
             Rfdg...................................   6.750    04/01/16         784,845
  5,500   Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Impt & Rfdg Ser A (FGIC
             Insd) (AMT)............................   5.500    11/01/31       5,588,220
  4,000   Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Ser A (FGIC Insd)
             (AMT)..................................   5.750    11/01/30       4,096,120
  8,000   Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Ser A (FSA Insd) (AMT)..........   5.500    11/01/21       8,473,440
  2,000   Harris Cnty, TX Hlth Fac Dev
             Corp Hosp Rev Mem Hermann
             Hlthcare Ser A (Prerefunded @
             6/01/11)...............................   6.375    06/01/29       2,256,600
  2,000   Houston, TX Arpt Sys Rev Sub
             Lien (FSA Insd)........................   5.500    07/01/20       2,184,120
 10,000   Houston, TX Arpt Sys Rev Sub
             Lien Ser A (FSA Insd) (AMT)............   5.125    07/01/32      10,060,400
  3,000   Houston, TX Arpt Sys Rev Sub
             Lien Ser A (FSA Insd) (AMT)............   5.625    07/01/30       3,086,370
 12,000   Houston, TX Util Sys Rev First
             Lien Rfdg Ser A (FSA Insd).............   5.250    05/15/21      13,171,320
  4,000   Lower CO Riv Auth TX
             Transmission Contract Rev
             LCRA Svc Corp Proj Rfdg
             (FGIC Insd)............................   5.000    05/15/33       4,035,280
  1,250   Lufkin, TX Hlth Fac Dev Corp Hlth
             Sys Rev Memorial Hlth Sys East
             TX.....................................   5.500    02/15/37       1,200,137
  1,000   Matagorda Cnty, TX NAV Dist No 1
             Rev Coll Centerpoint Energy
             Proj Rfdg..............................   5.600    03/01/27       1,003,710
  3,000   Metropolitan Hlth Fac Dev Corp
             TX Wilson N Jones Mem Hosp

             Proj...................................   7.250    01/01/31       3,040,680
 10,000   North Cent, TX Hlth Fac Dev
             Hosp Childrens Med Ctr Dallas
             (AMBAC Insd)...........................   5.250    08/15/32      10,150,800
  1,000   Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckingham Sr Living Cmnty
             Inc....................................   5.625    11/15/27         920,440
  2,600   Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckingham Sr Living Cmnty
             Inc....................................   5.750    11/15/37       2,355,366
    400   Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac CC
             Young Mem Hom Proj.....................   5.750    02/15/25         379,804
  2,000   Texas St Dept Hsg & Cmnty
             Affairs Mtg Ser B (GNMA
             Collateralized) (AMT)..................   5.300    09/01/39       2,000,620
  5,400   Texas St Tran Commn Mobility
             Fd (d).................................   5.000    04/01/28       5,683,338
  1,650   Tyler, TX Hlth Fac Dev Corp Hosp
             Rfdg & Impt East TX Med
             Ctr Ser A..............................   5.375    11/01/37       1,572,302
                                                                           -------------
                                                                              84,587,740
                                                                           -------------
          UTAH 0.7%
  2,380   Mountain Regl Wtr Spl Svc Dist
             Rfdg (MBIA Insd).......................   5.000    12/15/33       2,427,148
    700   Utah St Charter Sch Fin Auth
             Channing Hall Ser A (c)................   6.000    07/15/37         683,907
    730   Utah St Charter Sch Fin Auth
             Charter Sch Rev Summit
             Academy Ser A..........................   5.800    06/15/38         711,341
                                                                           -------------
                                                                               3,822,396
                                                                           -------------
          VIRGINIA 0.4%
    750   Peninsula Town Ctr Cmnty Dev
             Auth VA Spl Oblig......................   6.350    09/01/28         750,218
  1,500   White Oak Vlg Shops VA Cmnty
             Dev Auth Spl Assmt Rev.................   5.300    03/01/17       1,478,175
                                                                           -------------
                                                                               2,228,393
                                                                           -------------

          WASHINGTON 9.0%
  9,850   Bellevue, WA Convention Ctr Auth
             Spl Oblig Rev Comp Int Rfdg
             (MBIA Insd)............................       *    02/01/25       4,361,481
  7,500   Chelan Cnty, WA Pub Util Dist No
             001 Cons Rev Chelan Hydro
             Ser A (MBIA Insd) (AMT)................   5.600    01/01/36       7,799,700
  5,000   Energy Northwest WA Elec Rev
             Columbia Generating Rfdg Ser
             A (FSA Insd)...........................   5.500    07/01/16       5,487,450
  2,500   Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser A (FSA
             Insd)..................................   5.500    07/01/18       2,711,725
  5,000   Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser B (FSA
             Insd)..................................   6.000    07/01/16       5,639,200
  1,250   Kalispel Tribe Indians Priority Dist
             Wash Rev...............................   6.625    01/01/28       1,245,113
  2,000   Port Seattle, WA Rev Ser B
             (MBIA Insd) (AMT)......................   5.625    02/01/24       2,058,120
  2,120   Seattle, WA Muni Lt & Pwr Rev.............   5.625    12/01/17       2,286,272
  1,250   Skagit Cnty, WA Pub Hosp Dist
             No 001 Rev Skagit Vly Hosp.............   5.750    12/01/28       1,272,912
  3,000   Spokane, WA Pub Fac Dist Hotel
             Motel & Sales Use Tax (MBIA
             Insd)..................................   5.250    09/01/33       3,124,260
  4,750   Tacoma, WA Elec Sys Rev Rfdg
             Ser A (FSA Insd).......................   5.750    01/01/14       5,212,982
  1,000   Washington St Hsg Fin Commn
             Nonprofit Rev Skyline at First
             Hill Proj Ser A........................   5.625    01/01/27         940,120
  5,125   Washington St Pub Pwr Supply
             Sys Nuclear Proj No 3 Rev Rfdg
             Ser C (MBIA Insd)......................       *    07/01/14       4,096,874
                                                                           -------------
                                                                              46,236,209
                                                                           -------------
          WEST VIRGINIA 0.3%
    500   Ohio Cnty, WV Cnty Commn
             Tax Fort Henry Centre Fin
             Dist Ser A.............................   5.850    06/01/34         483,990
  1,000   Pleasants Cnty, WV Pollutn Ctl
             Cnty Commn Allegheny Rfdg
             Ser F..................................   5.250    10/15/37         991,000
                                                                           -------------
                                                                               1,474,990
                                                                           -------------

          WISCONSIN 1.7%
  1,500   Southeast WI Professional
             Baseball Pk Dist Sales Tax Rev
             Rfdg Ser A (MBIA Insd).................   5.500    12/15/20       1,743,495
  4,000   Wisconsin Hsg & Econ Dev
             Auth Home Ownership Rev
             Ser A (a)..............................   4.800    03/01/38       3,778,160
  3,000   Wisconsin St Hlth & Ed Fac Auth
             Rev Wheaton Franciscan Svc
             Rfdg (Prerefunded @ 2/15/12)...........   5.750    08/15/30       3,378,480
                                                                           -------------
                                                                               8,900,135
                                                                           -------------
          WYOMING 0.2%
  1,000   University WY Univ Rev Fac Impt
             (FSA Insd).............................   5.500    06/01/18       1,076,560
                                                                           -------------
          PUERTO RICO 2.4%
 10,000   Puerto Rico Comwlth Hwy &
             Trans Auth Hwy Rev Rfdg Ser Y
             (FSA Insd) (g).........................   6.250    07/01/21      12,166,600
                                                                           -------------
TOTAL INVESTMENTS 193.2%
   (Cost $973,635,521)..................................................     989,079,196

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
   HELD (29.7%)
   (Cost ($152,303,000))

   (152,303) Notes with interest rates ranging from
      2.25% to 4.00% at January 31, 2008 and
      collateral with contractual maturities ranging
      from 2024 to 2041 (h).............................................    (152,303,000)
                                                                           -------------
TOTAL NET INVESTMENTS 163.5%
   (Cost $821,332,521)..................................................     836,776,196

OTHER ASSETS IN EXCESS OF LIABILITIES 3.1%..............................      15,964,168

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (66.6%)..............    (340,819,778)
                                                                           -------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%...........................   $ 511,920,586
                                                                           -------------

Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  Underlying security related to Inverse Floaters entered into by the Trust.

(b)  Escrowed to Maturity

(c) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)  Security purchased on a when-issued or delayed delivery basis.

(e) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.2% of net assets applicable to common shares.

(f)  The Trust owns 100% of the outstanding bond issuance.

(g) All or a portion of this security has been physically segregated in connection with open futures contracts.

(h) Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2008.

ACA    - American Capital Access
AGL    - Assured Guaranty Ltd.
AMBAC  - AMBAC Indemnity Corp.
AMT    - Alternative Minimum Tax
FGIC   - Financial Guaranty Insurance Co.
FHA    - Federal Housing Administration
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance Inc.
GNMA   - Government National Mortgage Association
MBIA   - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA   - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2008:

                                                                     UNREALIZED
                                                                   APPRECIATION/
FUTURES CONTRACTS                                      CONTRACTS    DEPRECIATION
-----------------                                      ---------   -------------
SHORT CONTRACTS:
U.S. Treasury Bond Futures, March 2008
   (Current Notional Value of $119,313
   per contract)....................................      490       $(1,379,127)
                                                          ---       -----------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Opportunity Trust

By: /s/ Ronald E. Robison
    -------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    -------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

By: /s/ Stuart N. Schuldt
    -------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 20, 2008